Oil and Gas Property, Net - Schedule of Oil and Gas Activities (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Oil and Gas Property [Abstract]
Oil and gas property - subject to amortization	$ 20,912,041	$ 20,345,797
Accumulated depletion and impairment	(19,573,054)	(18,918,311)
Oil and gas property - subject to amortization, net	1,338,987	1,427,486	$ 1,999,817	$ 2,911,730
Oil and gas property - not subject to amortization	1,113,494	958,133
Accumulated impairment
Oil and gas property - not subject to amortization, net	$ 1,113,494	$ 958,133